Intellectual Property (Details 1) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Intellectual Property
December 31, 2025 (remaining)	$ 51,250	$ 204,600
December 31, 2026	204,600	204,600
December 31, 2027	204,600	204,600
December 31, 2028	204,600	204,600
December 31, 2029	204,600	204,600
Thereafter	476,363	476,463
Total	$ 1,346,013	$ 1,499,463	$ 1,704,063